Business Acquisitions (Details) (USD $)	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Mar. 23, 2009
Assets purchased
Current assets	$ 12,000,000	$ 11,000,000	$ 19,000,000
Property, plant and equipment	3,000,000	5,000,000
Other assets	6,000,000
Deferred income tax asset	4,000,000	1,000,000	26,000,000
Goodwill	151,000,000	357,000,000	13,000,000
Assets Acquired	269,000,000	526,000,000	168,000,000
Liabilities assumed	29,000,000	11,000,000	15,000,000
Deferred income tax liability	9,000,000	17,000,000	1,000,000
Liabilities Assumed including Income Tax	38,000,000	28,000,000	16,000,000
Net non-cash assets acquired	231,000,000	498,000,000	152,000,000
Cash acquired	6,000,000	1,000,000	9,000,000
Net assets acquired	237,000,000	499,000,000	161,000,000
Excess of net assets acquired over consideration paid			(9,000,000)
Purchase price	237,000,000	499,000,000	152,000,000
Consideration
Cash consideration	232,000,000	494,000,000	152,000,000	131,000,000
Contingent consideration	5,000,000	5,000,000
Consideration paid, Total	237,000,000	499,000,000	152,000,000
Customer Relation [Member]
Assets purchased
Customer relationship intangible, Acquired technology, Research and development in process and Patents	16,000,000
Acquired Technology [Member]
Assets purchased
Customer relationship intangible, Acquired technology, Research and development in process and Patents	72,000,000	152,000,000	73,000,000
In-process Research and development [Member]
Assets purchased
Customer relationship intangible, Acquired technology, Research and development in process and Patents	5,000,000
Patents [Member]
Assets purchased
Customer relationship intangible, Acquired technology, Research and development in process and Patents			$ 37,000,000